Non-current receivables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of non-current receivables

(in thousands of USD)	December 31, 2021	December 31, 2020
Shareholders loans to joint ventures	30,242	33,936
Derivatives	6,392	2
Other non-current receivables	14,426	14,434
Lease receivables	4,578	6,681
Investment	1	1
Total non-current receivables	55,639	55,054

Schedule of non-current receivables by contractual maturity date
The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2021	December 31, 2020
Receivable:
Within two years	2,294	2,100
Between two and three years	20,368	2,305
Between three and four years	9,157	18,862
Between four and five years	—	2,764
More than five years	23,820	29,023
Total non-current receivables	55,639	55,054